Other Current Assets (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepaid expenses	$ 1,571,508
Benson Hill, Inc
Prepaid expenses	4,161,000	$ 1,636,000	$ 1,403,000
Other		1,425,000	1,143,000
Total	$ 7,581,000	$ 3,061,000	$ 2,546,000